Deposits (Details) - CAD ($)	Dec. 31, 2021	Dec. 31, 2020
Security Deposits	$ 234,475	$ 425,830
Aircraft
Security Deposits	191,166	382,521
Building [Member]
Security Deposits	$ 43,309	$ 43,309